(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund)
What is the Fund's investment objective?
Delaware Large Cap Core Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Large Cap Core Fund)	Institutional Class (Delaware Large Cap Core Fund - Institutional)
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	2.70%
Total annual fund operating expenses	3.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Large Cap Core Fund) (USD $)	1 year	3 years	5 years	10 years
Institutional Class (Delaware Large Cap Core Fund - Institutional)	338	1,030	1,745	3,640

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500�� Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately  $1.6 billion to  $401 billion as of June 30, 2011, the Fund will normally invest in common stock of companies with market capitalizations of at least  $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Future and options risk -- The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk -- Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Large Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 8.15%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Large Cap Core Fund) (Delaware Large Cap Core Fund - Institutional)	Label	1 year	Lifetime
Institutional Class	Lifetime (8/31/06 to 12/31/10)	11.93%	0.42%
Institutional Class return after taxes on distributions	Lifetime (8/31/06 to 12/31/10)	11.71%	0.05%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (8/31/06 to 12/31/10)	7.75%	0.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Lifetime (8/31/06 to 12/31/10)	15.06%	1.32%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund)
What is the Fund's investment objective?
Delaware Large Cap Core Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Large Cap Core Fund - Retail) (Delaware Large Cap Core Fund)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Large Cap Core Fund - Retail) (Delaware Large Cap Core Fund)	Class A	Class C	Class R
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.60%
Other expenses	2.70%	2.70%	2.70%
Total annual fund operating expenses	3.60%	4.35%	3.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Large Cap Core Fund) (Delaware Large Cap Core Fund - Retail) (USD $)	1 year	3 years	5 years	10 years
Class A	917	1,614	2,332	4,215
Class C	536	1,318	2,211	4,494
Class R	387	1,175	1,981	4,079

Expense Example, No Redemption (Delaware Large Cap Core Fund) (USD $)	1 year	3 years	5 years	10 years
Class C (Delaware Large Cap Core Fund - Retail)	436	1,318	2,211	4,494

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500�� Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately  $1.6 billion to  $401 billion as of June 30, 2011, the Fund will normally invest in common stock of companies with market capitalizations of at least  $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Future and options risk -- The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk -- Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Large Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 8.15%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Large Cap Core Fund) (Delaware Large Cap Core Fund - Retail)	Label	1 year	Lifetime
Class A	Lifetime (8/31/06 to 12/31/10)	5.45%	(0.94%)
Class A return after taxes on distributions	Lifetime (8/31/06 to 12/31/10)	5.24%	(1.31%)
Class A return after taxes on distributions and sale of Fund shares	Lifetime (8/31/06 to 12/31/10)	3.54%	(0.87%)
Class C	Lifetime (8/31/06 to 12/31/10)
Class R	Lifetime (8/31/06 to 12/31/10)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Lifetime (8/31/06 to 12/31/10)	15.06%	1.32%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund)		Institutional Class (Delaware Select Growth Fund - Institutional)
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.58%
Total annual fund operating expenses		1.33%
Fee waivers and expense reimbursements	[1]	(0.09%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.24%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (USD $)	1 year	3 years	5 years	10 years
Institutional Class (Delaware Select Growth Fund - Institutional)	126	413	720	1,594

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The Manager will consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk -- The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk -- The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 12.34%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 23.34% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.29% for the quarter ended March 31, 2001.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Select Growth Fund) (Delaware Select Growth Fund - Institutional)	1 year	5 years	10 years
Institutional Class	26.58%	4.41%	1.05%
Institutional Class return after taxes on distributions	26.58%	4.41%	1.05%
Institutional Class return after taxes on distributions and sale of Fund shares	17.28%	3.80%	0.89%
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	17.64%	3.88%	0.30%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Select Growth Fund - Retail) (Delaware Select Growth Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund - Retail) (Delaware Select Growth Fund)		Class A	Class B	Class C	Class R
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.60%
Other expenses		0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses		1.58%	2.33%	2.33%	1.93%
Fee waivers and expense reimbursements	[1]	(0.09%)	(0.09%)	(0.09%)	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.49%	2.24%	2.24%	1.74%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from August 26, 2011 through August 28, 2012 to no more than 0.50% of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (Delaware Select Growth Fund - Retail) (USD $)	1 year	3 years	5 years	10 years
Class A	718	1,037	1,378	2,338
Class B	627	994	1,462	2,472
Class C	327	719	1,237	2,659
Class R	177	588	1,024	2,238

Expense Example, No Redemption (Delaware Select Growth Fund) (Delaware Select Growth Fund - Retail) (USD $)	1 year	3 years	5 years	10 years
Class B	227	719	1,237	2,472
Class C	227	719	1,237	2,659

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The Manager will consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk -- The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk -- The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years or lifetime period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 12.20%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.34% for the quarter ended March 31, 2001. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Select Growth Fund) (Delaware Select Growth Fund - Retail)	Label	1 year	5 years	10 years	Lifetime
Class A		18.99%	2.92%	0.20%
Class A return after taxes on distributions		18.99%	2.92%	0.20%
Class A return after taxes on distributions and sale of Fund shares		12.34%	2.50%	0.17%
Class B		21.32%	2.97%	0.19%
Class C		24.28%	3.37%	0.04%
Class R	(lifetime: 6/2/03-12/31/10)	25.94%	3.89%		7.38%
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)		17.64%	3.88%	0.30%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund)
What is the Fund's investment objective?
Delaware Large Cap Core Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Large Cap Core Fund)	Institutional Class (Delaware Large Cap Core Fund - Institutional)
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	2.70%
Total annual fund operating expenses	3.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Large Cap Core Fund) (USD $)	1 year	3 years	5 years	10 years
Institutional Class (Delaware Large Cap Core Fund - Institutional)	338	1,030	1,745	3,640

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500�� Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately  $1.6 billion to  $401 billion as of June 30, 2011, the Fund will normally invest in common stock of companies with market capitalizations of at least  $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Future and options risk -- The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk -- Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Large Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 8.15%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Large Cap Core Fund) (Delaware Large Cap Core Fund - Institutional)	Label	1 year	Lifetime
Institutional Class	Lifetime (8/31/06 to 12/31/10)	11.93%	0.42%
Institutional Class return after taxes on distributions	Lifetime (8/31/06 to 12/31/10)	11.71%	0.05%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (8/31/06 to 12/31/10)	7.75%	0.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Lifetime (8/31/06 to 12/31/10)	15.06%	1.32%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund)
What is the Fund's investment objective?
Delaware Large Cap Core Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Large Cap Core Fund - Retail) (Delaware Large Cap Core Fund)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Large Cap Core Fund - Retail) (Delaware Large Cap Core Fund)	Class A	Class C	Class R
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.60%
Other expenses	2.70%	2.70%	2.70%
Total annual fund operating expenses	3.60%	4.35%	3.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Large Cap Core Fund) (Delaware Large Cap Core Fund - Retail) (USD $)	1 year	3 years	5 years	10 years
Class A	917	1,614	2,332	4,215
Class C	536	1,318	2,211	4,494
Class R	387	1,175	1,981	4,079

Expense Example, No Redemption (Delaware Large Cap Core Fund) (USD $)	1 year	3 years	5 years	10 years
Class C (Delaware Large Cap Core Fund - Retail)	436	1,318	2,211	4,494

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500�� Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately  $1.6 billion to  $401 billion as of June 30, 2011, the Fund will normally invest in common stock of companies with market capitalizations of at least  $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Future and options risk -- The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk -- Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Large Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 8.15%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Large Cap Core Fund) (Delaware Large Cap Core Fund - Retail)	Label	1 year	Lifetime
Class A	Lifetime (8/31/06 to 12/31/10)	5.45%	(0.94%)
Class A return after taxes on distributions	Lifetime (8/31/06 to 12/31/10)	5.24%	(1.31%)
Class A return after taxes on distributions and sale of Fund shares	Lifetime (8/31/06 to 12/31/10)	3.54%	(0.87%)
Class C	Lifetime (8/31/06 to 12/31/10)
Class R	Lifetime (8/31/06 to 12/31/10)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Lifetime (8/31/06 to 12/31/10)	15.06%	1.32%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund)		Institutional Class (Delaware Select Growth Fund - Institutional)
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.58%
Total annual fund operating expenses		1.33%
Fee waivers and expense reimbursements	[1]	(0.09%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.24%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (USD $)	1 year	3 years	5 years	10 years
Institutional Class (Delaware Select Growth Fund - Institutional)	126	413	720	1,594

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The Manager will consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk -- The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk -- The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 12.34%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 23.34% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.29% for the quarter ended March 31, 2001.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Select Growth Fund) (Delaware Select Growth Fund - Institutional)	1 year	5 years	10 years
Institutional Class	26.58%	4.41%	1.05%
Institutional Class return after taxes on distributions	26.58%	4.41%	1.05%
Institutional Class return after taxes on distributions and sale of Fund shares	17.28%	3.80%	0.89%
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	17.64%	3.88%	0.30%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Select Growth Fund - Retail) (Delaware Select Growth Fund)	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund - Retail) (Delaware Select Growth Fund)		Class A	Class B	Class C	Class R
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.60%
Other expenses		0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses		1.58%	2.33%	2.33%	1.93%
Fee waivers and expense reimbursements	[1]	(0.09%)	(0.09%)	(0.09%)	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.49%	2.24%	2.24%	1.74%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from August 26, 2011 through August 28, 2012 to no more than 0.50% of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (Delaware Select Growth Fund - Retail) (USD $)	1 year	3 years	5 years	10 years
Class A	718	1,037	1,378	2,338
Class B	627	994	1,462	2,472
Class C	327	719	1,237	2,659
Class R	177	588	1,024	2,238

Expense Example, No Redemption (Delaware Select Growth Fund) (Delaware Select Growth Fund - Retail) (USD $)	1 year	3 years	5 years	10 years
Class B	227	719	1,237	2,472
Class C	227	719	1,237	2,659

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The Manager will consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk -- The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk -- The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years or lifetime period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 12.20%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.34% for the quarter ended March 31, 2001. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Select Growth Fund) (Delaware Select Growth Fund - Retail)	Label	1 year	5 years	10 years	Lifetime
Class A		18.99%	2.92%	0.20%
Class A return after taxes on distributions		18.99%	2.92%	0.20%
Class A return after taxes on distributions and sale of Fund shares		12.34%	2.50%	0.17%
Class B		21.32%	2.97%	0.19%
Class C		24.28%	3.37%	0.04%
Class R	(lifetime: 6/2/03-12/31/10)	25.94%	3.89%		7.38%
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)		17.64%	3.88%	0.30%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Shareholder Fees	0 Months Ended
Aug. 29, 2011
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00% [1]
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00% [2]
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00% [2]
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses	0 Months Ended
	Aug. 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	2.70%
Total annual fund operating expenses	3.35%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.70%
Total annual fund operating expenses	3.60%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.70%
Total annual fund operating expenses	4.35%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	2.70%
Total annual fund operating expenses	3.95%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.58%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.09%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.58%
Total annual fund operating expenses	1.58%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.49%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class B
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.58%
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.24%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.58%
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.24%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.58%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.74%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from August 26, 2011 through August 28, 2012 to no more than 0.50% of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Annual Total Returns	0 Months Ended
Aug. 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	7.73%
Annual Return 2008	(36.77%)
Annual Return 2009	23.62%
Annual Return 2010	11.93%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2007	7.73%
Annual Return 2008	(40.40%)
Annual Return 2009	23.62%
Annual Return 2010	11.93%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(24.49%)
Annual Return 2002	(32.69%)
Annual Return 2003	38.31%
Annual Return 2004	8.22%
Annual Return 2005	17.53%
Annual Return 2006	1.55%
Annual Return 2007	9.89%
Annual Return 2008	(44.16%)
Annual Return 2009	57.35%
Annual Return 2010	26.58%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Bar Chart Table:
Annual Return 2001	(24.68%)
Annual Return 2002	(32.85%)
Annual Return 2003	37.97%
Annual Return 2004	7.98%
Annual Return 2005	17.21%
Annual Return 2006	1.28%
Annual Return 2007	9.62%
Annual Return 2008	(44.30%)
Annual Return 2009	56.96%
Annual Return 2010	26.25%

Average Annual Total Returns	0 Months Ended
Aug. 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	11.93%
Lifetime	0.42%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	11.71%
Lifetime	0.05%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	7.75%
Lifetime	0.29%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	15.06%
Lifetime	1.32%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	5.45%
Lifetime	(0.94%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	5.24%
Lifetime	(1.31%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	3.54%
Lifetime	(0.87%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class C
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year
Lifetime
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class R
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year
Lifetime
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	15.06%
Lifetime	1.32%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Average Annual Return:
1 year	26.58%
5 years	4.41%
10 years	1.05%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 year	26.58%
5 years	4.41%
10 years	1.05%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.28%
5 years	3.80%
10 years	0.89%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 year	17.64%
5 years	3.88%
10 years	0.30%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Average Annual Return:
1 year	18.99%
5 years	2.92%
10 years	0.20%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 year	18.99%
5 years	2.92%
10 years	0.20%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	12.34%
5 years	2.50%
10 years	0.17%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class B
Average Annual Return:
1 year	21.32%
5 years	2.97%
10 years	0.19%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class C
Average Annual Return:
1 year	24.28%
5 years	3.37%
10 years	0.04%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 year	25.94%
5 years	3.89%
Lifetime	7.38%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 year	17.64%
5 years	3.88%
10 years	0.30%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS III
Central Index Key	dei_EntityCentralIndexKey	0000763749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Large Cap Core Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500�� Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately  $1.6 billion to  $401 billion as of June 30, 2011, the Fund will normally invest in common stock of companies with market capitalizations of at least  $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Future and options risk -- The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk -- Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Large Cap Core Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 362-7500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 8.15%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,640
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	(36.77%)
Annual Return 2009	rr_AnnualReturn2009	23.62%
Annual Return 2010	rr_AnnualReturn2010	11.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 8.15%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 15.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -21.71%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	11.93%
Lifetime	rr_AverageAnnualReturnSinceInception	0.42%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	11.71%
Lifetime	rr_AverageAnnualReturnSinceInception	0.05%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	7.75%
Lifetime	rr_AverageAnnualReturnSinceInception	0.29%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	15.06%
Lifetime	rr_AverageAnnualReturnSinceInception	1.32%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Large Cap Core Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment manager, Delaware Management Company (Manager), will invest the Fund's assets primarily in common stocks of large companies that the Manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500�� Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately  $1.6 billion to  $401 billion as of June 30, 2011, the Fund will normally invest in common stock of companies with market capitalizations of at least  $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Future and options risk -- The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk -- Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Large Cap Core Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 8.15%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.91% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.71% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	917
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,215
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	(40.40%)
Annual Return 2009	rr_AnnualReturn2009	23.62%
Annual Return 2010	rr_AnnualReturn2010	11.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 8.15%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 15.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -21.71%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	5.45%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.94%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	5.24%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.31%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	3.54%
Lifetime	rr_AverageAnnualReturnSinceInception	(0.87%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,494
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	436
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,494
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01
Lifetime	rr_AverageAnnualReturnSinceInception
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	387
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,981
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,079
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01
Lifetime	rr_AverageAnnualReturnSinceInception
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lifetime (8/31/06 to 12/31/10)
1 year	rr_AverageAnnualReturnYear01	15.06%
Lifetime	rr_AverageAnnualReturnSinceInception	1.32%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Select Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The Manager will consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk -- The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk -- The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Select Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 362-7500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 12.34%. During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 23.34% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.29% for the quarter ended March 31, 2001.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,594
Annual Return 2001	rr_AnnualReturn2001	(24.49%)
Annual Return 2002	rr_AnnualReturn2002	(32.69%)
Annual Return 2003	rr_AnnualReturn2003	38.31%
Annual Return 2004	rr_AnnualReturn2004	8.22%
Annual Return 2005	rr_AnnualReturn2005	17.53%
Annual Return 2006	rr_AnnualReturn2006	1.55%
Annual Return 2007	rr_AnnualReturn2007	9.89%
Annual Return 2008	rr_AnnualReturn2008	(44.16%)
Annual Return 2009	rr_AnnualReturn2009	57.35%
Annual Return 2010	rr_AnnualReturn2010	26.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 12.34%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 23.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -27.29%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.29%)
1 year	rr_AverageAnnualReturnYear01	26.58%
5 years	rr_AverageAnnualReturnYear05	4.41%
10 years	rr_AverageAnnualReturnYear10	1.05%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.58%
5 years	rr_AverageAnnualReturnYear05	4.41%
10 years	rr_AverageAnnualReturnYear10	1.05%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
5 years	rr_AverageAnnualReturnYear05	3.80%
10 years	rr_AverageAnnualReturnYear10	0.89%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.64%
5 years	rr_AverageAnnualReturnYear05	3.88%
10 years	rr_AverageAnnualReturnYear10	0.30%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Select Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The Manager will consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- such as the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk -- The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk -- The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Select Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years or lifetime period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 12.20%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.34% for the quarter ended March 31, 2001. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Annual Return 2001	rr_AnnualReturn2001	(24.68%)
Annual Return 2002	rr_AnnualReturn2002	(32.85%)
Annual Return 2003	rr_AnnualReturn2003	37.97%
Annual Return 2004	rr_AnnualReturn2004	7.98%
Annual Return 2005	rr_AnnualReturn2005	17.21%
Annual Return 2006	rr_AnnualReturn2006	1.28%
Annual Return 2007	rr_AnnualReturn2007	9.62%
Annual Return 2008	rr_AnnualReturn2008	(44.30%)
Annual Return 2009	rr_AnnualReturn2009	56.96%
Annual Return 2010	rr_AnnualReturn2010	26.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 12.20%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 23.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -27.34%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.34%)
1 year	rr_AverageAnnualReturnYear01	18.99%
5 years	rr_AverageAnnualReturnYear05	2.92%
10 years	rr_AverageAnnualReturnYear10	0.20%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.99%
5 years	rr_AverageAnnualReturnYear05	2.92%
10 years	rr_AverageAnnualReturnYear10	0.20%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.34%
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	0.17%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	627
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	994
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,472
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,237
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
1 year	rr_AverageAnnualReturnYear01	21.32%
5 years	rr_AverageAnnualReturnYear05	2.97%
10 years	rr_AverageAnnualReturnYear10	0.19%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	719
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,659
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,237
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,659
1 year	rr_AverageAnnualReturnYear01	24.28%
5 years	rr_AverageAnnualReturnYear05	3.37%
10 years	rr_AverageAnnualReturnYear10	0.04%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,024
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,238
Label	rr_AverageAnnualReturnLabel	(lifetime: 6/2/03-12/31/10)
1 year	rr_AverageAnnualReturnYear01	25.94%
5 years	rr_AverageAnnualReturnYear05	3.89%
Lifetime	rr_AverageAnnualReturnSinceInception	7.38%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.64%
5 years	rr_AverageAnnualReturnYear05	3.88%
10 years	rr_AverageAnnualReturnYear10	0.30%
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from August 26, 2011 through August 28, 2012 to no more than 0.50% of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.